Segment reporting	12 Months Ended
Dec. 31, 2011
Segment reporting
21.	Segment reporting

Elster Group’s operating businesses are organized and managed separately according to the nature of the products and services provided. Each business offers products for different applications and markets and provides separate financial information that is evaluated regularly by the Chairman of the Board, the Chief Executive Officer and the Chief Financial Officer of Elster Group, collectively, the chief operating decision maker.

Decisions by the chief operating decision maker on how to allocate resources and assess performance are based on a reported measure of segment profit. The segment profit, used for purposes of such decisions, does not include depreciation and amortization, interest and income taxes and certain adjustments identified by management. Prior to the second quarter of 2011, the adjustments identified by management were derived from the definition of Adjusted EBITDA in the SFA. In connection with the refinancing that occurred in the second quarter, the SFA was terminated (see Note 14- Debt). The level of indebtedness of the company is significantly lower than in prior years as a result of the initial public offering in 2010 and the refinancing. Management reconsidered the transactions that warrant adjustments to determine segment profit in periods subsequent to the refinancing and will restrict the adjustments to significant non-recurring items including employee termination and exit costs. As a result of this change to our segment profit, items such as foreign currency exchange effects, strategy development costs, IT project cost, etc. will no longer be subject to adjustment after the first quarter of 2011.

Elster Group has identified the following reportable segments of its continuing operations:

•	Gas

•	Electricity

•	Water

The Gas business provides products and solutions for gas metering, gas utilization and distribution. It develops, designs, manufactures and sells meters and metering solutions for residential and industrial use. These uses are mainly distinguished by the level of gas pressure and the volume to be measured. Residential gas metering products are primarily diaphragm meters and industrial meters are primarily rotary, turbine, and ultrasonic meters. All products may be combined with high-end communication solutions and gas evaluation devices. Gas utilization products include process heating equipment and heat-control systems, gas distribution products consist of valves, risers and other gas infrastructure products. The Gas North America and Gas International operating segments are aggregated into a reportable Gas segment due to their similar economic characteristics, the similar nature of the products and production processes, the customers who buy the products and how the Company distributes the products to these customers.

The Electricity business provides electronic single-phase and polyphase meters for residential and commercial and industrial applications, and are more frequently bundled with high-end communication solutions and evaluation capabilities. The Electricity North America and Electricity International operating segments are aggregated into a reportable Electricity segment due to their similar economic characteristics, the similar nature of the products and services as well as the production processes, the customers who buy the products and how the Company distributes the products to these customers and the similar regulatory environment for electricity meters.

The Water segment provides brass and polymer based mechanical and electronic meters for residential and commercial and industrial applications, including single-jet and multi-jet flow meters or volumetric meters. For higher pressures and volumes turbine meters are used. Water meters may also be marketed in combination with high-end communication and evaluation devices.

Segment operations include transactions between segments which are treated similar to transactions to third parties. Those transactions are eliminated in the reconciliation to Elster Group consolidated balances.

Segment information

The following table presents revenue and operating results and certain balance sheet information regarding Elster Group’s reporting segments for the years 2011, 2010 and 2009. While not included in the measure of segment profit reviewed by the chief operating decision maker for purposes of allocation of resources and performance assessment, information about depreciation and amortization is regularly provided. Segment working capital comprises those balance sheet positions which represent the operating activities of the segment.

Corporate includes activities which are not allocated to any of the operating segments, as well as the effects from consolidation.

	Gas			Electricity			Water
	2011	2010	2009	2011	2010	2009	2011	2010	2009
Total revenues	$1,079,944	$943,752	$899,792	$451,784	$451,499	$453,089	$369,029	$383,928	$355,870
thereof to external customers	1,078,960	941,426	898,071	430,427	437,713	445,050	359,588	380,200	352,001
thereof to other segments	984	2,326	1,721	21,357	13,786	8,039	9,441	3,728	3,869

Segment profit	$256,351	$230,228	$203,958	$48,227	$55,935	$60,424	$18,609	$35,439	$30,418
Depreciation and amortization	-45,503	-45,638	-48,908	-23,652	-25,141	-23,286	-11,795	-11,803	-11,673

Segment working capital	$118,669	$121,384	$110,928	$61,605	$49,170	$76,415	$52,816	$61,397	$48,016
Capital expenditure	$31,702	$17,959	$14,991	$7,573	$10,211	$9,125	$8,788	$8,927	$7,523
Total assets	$2,482,185	$2,365,594	$2,320,246	$525,206	$502,092	$542,980	$495,571	$453,235	$408,978

	Total Segments			Corporate and Elimination			Consolidated Totals
	2011	2010	2009	2011	2010	2009	2011	2010	2009
Total revenues	$1,900,757	$1,779,179	$1,708,751	$-31,782	$-19,840	$-13,629	$1,868,975	$1,759,339	$1,695,122
thereof to external customers	1,868,975	1,759,339	1,695,122	0	0	0	1,868,975	1,759,339	1,695,122
thereof to other segments	31,782	19,840	13,629	-31,782	-19,840	-13,629	0	0	0

Segment profit	$323,187	$321,602	$294,800	$-43,161	$-36,594	$-30,750	$280,026	$285,008	$264,050
Management adjustments prior to the second quarter 2011:
Foreign currency exchange effects							1,518	2,933	14,412
Business process reengineering and reorganisation costs							-835	-5,937	-16,818
IT project costs							-344	-1,884	-8,602
Strategy development costs							0	-326	-3,644
Management equity program							0	13,613	33,250
Expenses for preparation to become a public company[1]							0	-12,663	-22,949
Gain from sale of real estate							0	0	2,506
Effects of termination of distributor							0	-9,773	0
Other							0	-270	-316
Continuing management adjustments after the second quarter 2011:
Employee termination and exit costs[2]							-2,071	-6,217	-25,363
Impairment of intangible assets							0	0	-2,241
Business combination cost							0	0	-1,733
Depreciation and amortization	-80,950	-82,582	-83,867	-2,843	-2,949	-1,568	-83,793	-85,531	-85,435
Interest expense, net							-40,595	-57,705	-55,424
Loss on extinguishment of debt							-13,438	-2,378	0
Income tax expense							-33,493	-29,402	-39,349
Income from continuing operations							$106,975	$89,468	$52,344

[1] The reconciling line item in the table above Expenses for preparation to become a public company includes bonuses granted in connection with the initial public offering (see Note 1 and 15) of $5.9 million to approximately 70 employees. This amount was recognized as compensation expense in 2010.

[2] In 2011, the reconciling line item in the table above Employee termination and exit costs includes $1,136 for early retirement pension costs related to a prior restructuring program in Germany. These costs are included in the pension footnote.

	Total Segments			Corporate and Elimination			Consolidated Totals
	2011	2010	2009	2011	2010	2009	2011	2010	2009
Segment working capital	$233,090	$231,951	$235,359	$-7,481	$-12,149	$-5,967	$225,609	$219,802	$229,392
Accounts receivable/payable with associates							-2,184	-3,925	-42,949
Advanced payments received less paid							20,691	12,546	31,365
Current assets (other than accounts receivable and inventories)							166,026	334,999	202,964
Accounts payable							203,115	204,343	195,635
Noncurrent assets							1,358,092	1,396,492	1,525,035
Total assets	$3,502,962	$3,320,921	$3,272,204	$-1,531,613	$-1,156,664	$-1,130,762	$1,971,349	$2,164,257	$2,141,442

Capital expenditure	$48,063	$37,097	$31,639	$264	$5,294	$-1,147	$48,327	$42,391	$30,492

Geographical information

The following table presents the continuing operations’ revenue and property, plant and equipment for the years 2011, 2010 and 2009.

	North America incl. Mexico			Europe			All Other Countries			Consolidated Totals
	2011	2010	2009	2011	2010	2009	2011	2010	2009	2011	2010	2009
Total revenues	$552,108	$569,911	$559,218	$921,923	$789,445	$766,540	$394,944	$399,983	$369,364	$1,868,975	$1,759,339	$1,695,122
thereof United States	464,449	467,121	448,043	0	0	0	0	0	0	464,449	467,121	448,043
thereof Germany	0	0	0	294,100	238,998	256,038	0	0	0	294,100	238,998	256,038
Property, plant and equipment	$55,146	$58,432	$63,562	$128,921	$128,005	$154,320	$12,510	$16,462	$16,361	$196,577	$202,899	$234,243
thereof United States	55,010	58,284	63,363	0	0	0	0	0	0	55,010	58,284	63,363
thereof Germany	0	0	0	67,285	64,952	81,519	0	0	0	67,285	64,952	81,519

Sales to external customers disclosed according to geography are based on the location of the customer (destination). Disclosure of property, plant and equipment is based on the location of the asset.